Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 6,865	$ 7,180	$ 7,028
Other comprehensive income (loss):
Net unrealized holding gain (loss) on available-for-sale investment securities	91	7,498	(11,545)
Tax effect	(31)	(2,549)	3,925
Reclassification adjustment for investment securities gains included in net income	(323)	(248)	(11)
Tax effect	110	84	3
Total other comprehensive (loss) income	(153)	4,785	(7,628)
Comprehensive income (loss)	$ 6,712	$ 11,965	$ (600)